BETTER 10K - CONVERTIBLE PREFERRED STOCK - Convertible Preferred Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2018
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		7,598,424
Warrants and Rights Outstanding	$ 0	$ 3,096	$ 31,997
Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding		$ 3,100	$ 32,000
Preferred Stock Warrants | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		2,485,931	2,485,931
Preferred Stock Warrants Issued September 2018
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		2,312,296
Strike (in dollars per share)		$ 0.59
Warrants and Rights Outstanding		$ 1,256	$ 10,364					$ 170
Preferred Stock Warrants Issued September 2018 | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		756,500	756,500
Strike (in dollars per share)		$ 1.81	$ 1.81
Warrants and Rights Outstanding								$ 170
Preferred Stock Warrants Issued February 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		153,807
Strike (in dollars per share)		$ 0.59
Warrants and Rights Outstanding		$ 84	$ 689				$ 12
Preferred Stock Warrants Issued February 2019 | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		50,320	50,320
Strike (in dollars per share)		$ 1.81	$ 1.81
Warrants and Rights Outstanding							$ 12
Preferred Stock Warrants Issued March 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,146,214
Strike (in dollars per share)		$ 1.12
Warrants and Rights Outstanding		$ 397	$ 4,703			$ 87
Preferred Stock Warrants Issued March 2019 | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		375,000	375,000
Strike (in dollars per share)		$ 3.42	$ 3.42
Warrants and Rights Outstanding						$ 87
Preferred Stock Warrants Issued April 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		3,575,879
Strike (in dollars per share)		$ 1.12
Warrants and Rights Outstanding		$ 1,240	$ 14,671		$ 313
Preferred Stock Warrants Issued April 2019 | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,169,899	1,169,899
Strike (in dollars per share)		$ 3.42	$ 3.42
Warrants and Rights Outstanding					$ 313
Preferred Stock Warrants Issued March 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		410,228
Strike (in dollars per share)		$ 1.64
Warrants and Rights Outstanding		$ 119	$ 1,570	$ 201
Preferred Stock Warrants Issued March 2020 | Period Prior To Reverse Recapitalization
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		134,212	134,212
Strike (in dollars per share)		$ 5.00	$ 5.00
Warrants and Rights Outstanding				$ 201